PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS (Details 2) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Other Non-qualified Deferred Compensation Agreements
Minimum number of years benefits are payable	5 years
Minimum age at which payments under deferred compensation agreements may begin	55 years
Payment related to deferred compensation agreements	$ 0.5	$ 0.6
Net present value of the remaining obligations	$ 2.4	1.8
Number of life insurance policies | item	28
Proceeds from Life Insurance Policies	$ 0.2	0.3
Excess of cash surrender value of remaining life insurance policies over notes payable	2.0	2.2
Aggregate death benefit payment payable under the life insurance policies	$ 6.9	$ 7.3